Property and Equipment - Summary of Property Plant and Equipment (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[1]	$ 2,669
Ending balance	[1]	5,897	$ 2,669
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		7,884	7,865
Acquisitions		15	235
Impact of first application of IFRS 16		3,620
Additions		898	925
Disposals		(932)	(953)
Foreign currency adjustments and other		(98)	(188)
Ending balance		11,387	7,884
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(5,215)	(5,181)
Depreciation		797	402
Disposals		534	335
Foreign currency adjustments and other		12	(33)
Ending balance		(5,490)	(5,215)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,071
Ending balance		999	1,071
Land and buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,743	1,883
Acquisitions			61
Additions		109	560
Disposals		(205)	(631)
Foreign currency adjustments and other		(28)	(130)
Ending balance		1,619	1,743
Land and buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(672)	(705)
Depreciation		42	56
Disposals		84	134
Foreign currency adjustments and other		(10)	45
Ending balance		(620)	(672)
Equipment 1 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		523
Ending balance		465	523
Equipment 1 [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,154	2,101
Acquisitions		4	82
Additions		262	139
Disposals		(407)	(171)
Foreign currency adjustments and other		(77)	3
Ending balance		1,936	2,154
Equipment 1 [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,631)	(1,669)
Depreciation		111	83
Disposals		321	58
Foreign currency adjustments and other		50	(63)
Ending balance		(1,471)	(1,631)
Technology assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		437
Ending balance		416	437
Technology assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,372	2,296
Acquisitions		1	44
Additions		117	166
Disposals		(113)	(66)
Foreign currency adjustments and other		9	(68)
Ending balance		2,386	2,372
Technology assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,935)	(1,848)
Depreciation		153	179
Disposals		71	68
Foreign currency adjustments and other		(47)	(24)
Ending balance		(1,970)	(1,935)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		638
Ending balance		636	638
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,615	1,585
Acquisitions		10	48
Additions		151	60
Disposals		(114)	(85)
Foreign currency adjustments and other		(2)	7
Ending balance		1,660	1,615
Leasehold improvements [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(977)	(959)
Depreciation		91	84
Disposals		49	75
Foreign currency adjustments and other		5	9
Ending balance		(1,024)	$ (977)
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance		3,381
Right-of-use assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impact of first application of IFRS 16		3,620
Additions		259
Disposals		(93)
Ending balance		3,786
Right-of-use assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation		400
Disposals		9
Foreign currency adjustments and other		14
Ending balance		$ (405)

[1]	The amounts for the year ended October 31, 2020 have been prepared in accordance with IFRS 16; prior year amounts have not been restated (refer to Notes 3 and 4).